UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22454

FEG ABSOLUTE ACCESS FUND LLC

(Exact name of registrant as specified in charter)

201 EAST FIFTH STREET, SUITE 1600

CINCINNATI, OHIO 45202

(Address of principal executive offices) (Zip code)

KEVIN CONROY

201 EAST FIFTH STREET, SUITE 1600

CINCINNATI, OHIO 45202

(Name and address of agent for service)

Registrant's telephone number, including area code: (888) 268-0333

Date of fiscal year end: MARCH 31

Date of reporting period: December 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

FEG Absolute Access Fund LLC

Schedule of Investments

December 31, 2018

(unaudited)

Investment Name	Original Acquisition Date	Cost	Fair Value	Percentage of Members’ Capital	Withdrawals Permitted (1)	Redemption Notice Period (1)
Investments in Portfolio Funds: (2)
United States:
Multi-Strategy: (3)
AG Super Fund, L.P.(4)	4/2008	$358,129	$575,318	0.2%	Annually (5)	60 days
Atalan Partners, L.P.	11/2018	4,000,000	3,908,095	1.7	Quarterly	60 days
Canyon Balanced Fund, L.P.	1/2015	4,910,700	5,475,870	2.4	Quarterly (6)	90 days
CVI Global Value Fund A, L.P., Class H(4)	5/2008	99,762	303,503	0.1	Quarterly (7)	120 days
Eton Park Fund, L.P., Class B(4)	6/2009	90,913	160,827	0.1	Quarterly	65 days
Farallon Capital Partners, L.P.(4)	4/2008	1,832,661	2,665,697	1.2	Annually (5)	60 days
Fir Tree Capital Opportunity Fund, L.P.	4/2011	16,122,238	19,931,572	8.6	Annually (5)	90 days
Governors Lane Onshore Fund, L.P.	6/2015	14,000,000	14,266,299	6.2	Annually (5)	65 days
GSO Special Situations Fund, L.P.(4)	4/2008	12,094	67,050	0.0	Semi-Annually (5)	90 days
HBK Multi-Strategy Fund, L.P., Class A	11/2009	7,763,047	11,518,137	5.0	Quarterly	90 days
Highfields Capital II, L.P.(4)	7/2008	28,561	19,481	0.0	Annually (7)	60 days
Junto Capital Partners, L.P.	11/2008	4,000,000	3,939,885	1.7	Quarterly(8)	45 days
Lion Point Associates, L.P.	2/2018	8,000,000	7,448,006	3.2	Semi-Annually	60 days
OZ Asia Domestic Partners, L.P.(4)	4/2013	591,021	1,203,312	0.5	Quarterly (5)	30 days
Pacific Grove Opportunities Fund I, L.P.	9/2017	3,723,925	5,037,351	2.2	Quarterly	65 Days
Securis Event Fund (US), L.P.	12/2017	10,000,000	9,372,076	4.0	Annually	60 days
Stark Investments, L.P., Class A (4)	1/2010	12,205	15,394	0.0	Quarterly	90 days
Total United States:		75,545,256	85,907,873	37.1
Cayman Islands:
Multi-Strategy: (3)
Argentiere Fund, Ltd.	03/2018	8,000,000	8,013,017	3.4	Quarterly	55 days
Autonomy Global Macro Fund Limited	12/2017	15,000,000	17,711,816	7.6	Quarterly	60 days
Elliott International Limited	1/2015	25,928,845	33,068,564	14.3	Semi-Annually (7)	60 days
Eton Park Overseas Fund, Ltd.(4)	1/2015	212,540	100,555	0.0	Quarterly	65 days
Graham Global Investment Fund II SPC, Ltd.	1/2015	2,830,505	1,992,591	0.9	Monthly	3 days
Graticule Asia Macro Fund, Ltd.	2/2018	15,000,000	13,494,226	5.8	Monthly	30 days
Highfields Capital, Ltd.(4)	12/2014	7,960,600	8,512,560	3.7	Annually (9)	60 days
Indaba Capital Partners (Cayman), L.P.	5/2015	12,937,500	15,662,906	6.8	Quarterly	90 days
Myriad Opportunities US Fund Limited	11/2017	15,000,000	14,182,338	6.1	Quarterly	60 days
Systematica Alternative Markets Fund Limited	5/2016	9,283,291	9,993,896	4.3	Monthly	30 days
Total Cayman Islands:		112,153,281	122,732,469	52.9

Total investments in Portfolio Funds		$187,698,537	$208,640,342	90.0%

FEG Absolute Access Fund LLC

Schedule of Investments (continued)

Investment Name	Cost	Fair Value	Percentage of Members’ Capital
Short-term investments:
United States:
Money market fund:
Fidelity Investments Money Market Treasury Funds Portfolio - Class I, 2.22% (10)	$722,948	$722,948	0.3%
Total Short-term investments:	722,948	722,948	0.3
Total investments in Portfolio Funds and short-term investments	$188,421,485	209,363,290	90.3

Other assets less liabilities		22,364,407	9.7

Members’ capital		$231,727,697	100.0%

(1)	Redemption frequency and redemption notice period reflect general redemption terms, and exclude liquidity restrictions.

(2)	Non-income producing.

(3)	Absolute return managers, while often investing in the same asset classes as traditional investment managers, do so in a market neutral framework that attempts to arbitrage pricing discrepancies or other anomalies that are unrelated to general market moves. Absolute return strategies are designed to reduce exposure to the market risks that define the broad asset classes and therefore should be viewed as a separate absolute return or diversifying strategy category for asset allocation purposes. An allocation to absolute return strategies can add a potentially valuable element of diversification to a portfolio of traditional investments and can be used by investors as a way to manage the total market risk of their portfolios. Examples of individual strategies that generally fall into this absolute return category include merger arbitrage, fixed income arbitrage, equity market neutral, convertible arbitrage, relative value arbitrage, and other event-driven strategies.

(4)	All or a portion of these investments are held in side-pockets. Such investments generally cannot be withdrawn until removed from the side-pocket, the timing of which cannot be determined.

(5)	Withdrawals from these Portfolio Funds are permitted after a one-year lockup period from the date of the initial investment.

(6)	Withdrawals from this Portfolio Fund are permitted on a quarterly basis, with 25%, 33 1/3%, 50%, and 100% of the total investment becoming eligible for redemption each successive quarter.

(7)	Withdrawals from these Portfolio Funds are permitted after a two-year lockup period from the date of the initial investment.

(8)	Withdrawals from these Portfolio Funds are permitted after a three-month lockup period from the date of the initial investment.

(9)	Withdrawals from these Portfolio Funds are permitted after a three-year lockup period from the date of the initial investment.

(10)	The rate shown is the annualized 7-day yield as of December 31, 2018.

Type of Investment as a Percentage of Total Members' Capital (Unaudited):

See accompanying notes.

In accordance with Accounting Standard Codification (“ASC”) ASC 820, Fair Value Measurement, fair value is defined as the price that FEG Absolute Access Fund LLC (the “Company”) would receive if it were to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions that market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs), and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Company’s investments.

The inputs are summarized in the three broad levels listed below:

Level 1 – Inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 – Inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets and inputs that are observable for the asset or liability, either directly or indirectly.

Level 3 – Inputs to the valuation methodology are unobservable and significant to the fair value measurement. This includes situations where there is little, if any, market activity for the asset or liability.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Short-term investments represent an investment in a money market fund. Short-term investments are recorded at fair value, which is their published net asset value and are listed in the table below as a Level 1 investment.

Investments in Portfolio Funds are recorded at fair value, using the Portfolio Funds’ net asset value as a practical expedient.

The following table represents the investments carried at fair value by level within the valuation hierarchy as of December 31, 2018:

	Level 1	Level 2	Level 3	Total
Investments
Short-term investments	$722,948	$–	$–	$722,948
Total	$722,948	$–	$–	$722,948

In accordance with ASC 820 investments in Portfolio Funds with a fair value of $208,640,342 are excluded from the fair value hierarchy as of December 31, 2018.

The Schedule of Investments categorizes the aggregate fair value of the Company’s investments in the Portfolio Funds by domicile, investment strategy, and liquidity.

The Company discloses transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 for the quarter ended December 31, 2018.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FEG ABSOLUTE ACCESS FUND LLC

By (Signature and Title)*	/s/ Kevin J. Conroy
Kevin J. Conroy, President
(principal executive officer)

Date	February 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kevin J. Conroy
Kevin J. Conroy, President
(principal executive officer)

Date	February 28, 2019

By (Signature and Title)*	/s/ Mary T. Bascom
Mary T. Bascom, Treasurer
(principal financial officer)

Date	February 28, 2019

*	Print the name and title of each signing officer under his or her signature.